Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Disclosure of detailed information about asset acquisitions

	2023	2022
	$’000	$’000

Gross consideration	6,408	2,729
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(1,922)	(819)
Net consideration for 70% controlling interest in the acquired towers	4,486	1,910

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	5,576	1,032
Customer related assets	2,224	1,947
Network-related assets	766	671
Trade and other payables	(2,158)	(921)
Total identifiable net assets acquired (at 100%)	6,408	2,729

Goodwill	—	—

Non-controlling interest	1,922	819

Revenue — post‑acquisition	n.a.	n.a.
Loss — post‑acquisition	n.a.	n.a.

MTN telecom towers in South Africa
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

	As reported		As re-presented
	2022	2022	2022
	$’000	$’000	$’000

Gross consideration	421,239	—	421,239
Net cash consideration	421,239	—	421,239

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	251,683	—	251,683
Customer related intangible asset	127,957	(6,492)	121,465
Network related intangible asset	67,837	1,904	69,741
Right of use asset	211,315	621	211,936
Lease liabilities	(211,315)	(621)	(211,936)
Deferred tax	(52,864)	1,239	(51,625)
Provisions for other liabilities and charges	(34,419)	—	(34,419)
Total identifiable net assets acquired	360,194	(3,349)	356,845

Goodwill	61,045	3,349	64,394

Revenue — post‑acquisition			71,398
Loss — post‑acquisition			(20,542)

Sao Paulo Cinco Locacao de Torres Ltda (SP5)
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2022
$’000

Gross consideration	317,188
Less: cash in business at the date of acquisition	(1,896)
Net cash consideration	315,292

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	13,395
Land	885
Customer related intangible asset	48,353
Network related intangible asset	2,520
Right of use asset	266,666
Trade and other receivables	23,575
Lease liabilities	(4,282)
Trade and other payables	(4,222)
Deferred tax	(86,239)
Total identifiable net assets acquired	260,651

Goodwill	54,641

Revenue — post‑acquisition	34,129
Profit — post‑acquisition*	6,340

*Includes profit up until an internal merger of the entity.